PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 19	¥ 125	¥ 158
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	7	46	46
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	134	863	863
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	43	279	279
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (165)	¥ (1,063)	¥ (1,030)